Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets
Intangible Assets

Note 6. Intangible Assets

Intangible assets as of March 31, 2025:

	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$1,834,692	$-
Trade name	5 years	383,792	201,492	182,300

Online sales channels	2 years	1,800,000	1,800,000	-
Vender relationships	5 years	6,000,000	6,000,000	-

		$10,018,484	$9,836,184	$182,300

For the three months ended March 31, 2025 and 2024, the Company amortized approximately $19,191 and 2,195,079, respectively.

For the nine months ended March 31, 2025 and 2024, the Company amortized approximately $57,571 and $3,512,794, respectively.

Intangible assets as of June 30, 2024:

	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$1,834,692	$-
Trade name	5 years	383,792	143,921	239,871

Online sales channels	2 years	1,800,000	1,800,000	-
Vender relationships	5 years	6,000,000	6,000,000	-

		$10,018,484	$9,778,613	$239,871

Future amortization of intangible assets on March 31, 2025 are as follows:

June 30, 2025	$19,189
June 30, 2026	76,758
June 30, 2027	76,758
June 30, 2028	9,595
$182,300

Note 6. Intangible Assets

Intangible assets as of June 30, 2024:

	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$1,834,692	$-
Trade name	5 years	383,792	143,921	239,871

Online sales channels	2 years	1,800,000	1,800,000	-
Vender relationships	5 years	6,000,000	6,000,000	-

		$10,018,484	$9,778,613	$239,871

For the years ended June 30, 2024 and 2023, the Company amortized approximately $2,410,400, and $2,568,500, respectively.  For the year ended June 30, 2024 the Company impaired approximately $3,300,000 related to the vendor relationships of Cygnet and impaired approximately $974,700 related to the customer relationships of LuckyTail.

Intangible assets as of June 30, 2023:

	Estimated Life	Cost	Accumulated Amortization	Net Book Value
Customer relationships	4 years	$1,834,692	$401,339	$1,433,353
Trade name	5 years	383,792	67,163	316,629
Online sales channels	2 years	1,800,000	1,125,000	675,000
Vender relationships	5 years	6,000,000	1,500,000	4,500,000

		$10,018,484	$4,237,814	$6,924,982

The following intangible assets were added during the year ended June 30, 2023, from the acquisitions noted below:

LuckyTail:

Customer relationships	$1,834,692
Trade name	383,792
Intangible Assets from Purchase	$2,218,484

Future amortization of intangible assets at June 30, 2024 are as follows:

June 30, 2025	$76,758
June 30, 2026	76,758
June 30, 2027	76,758
June 30, 2028	9,596
$239,871